SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 43,687,460	R$ 45,437,950	R$ 44,362,120
Cost of sales and services	(31,990,696)	(33,475,189)	(31,054,016)
Gross profit	11,696,764	11,962,761	13,308,104
General and administrative expenses	(6,309,296)	(4,489,983)	(3,249,937)
Other operating (income) expenses, net	(1,565,494)	(2,637,160)	(2,654,622)
Equity in results of affiliated companies	448,048	351,131	237,917
Operating result before Financial Income and Taxes	4,270,022	5,186,749	7,641,462
Country Of Asia [Member]
IfrsStatementLineItems [Line Items]
Total	14,186,132	16,541,638	10,341,232
Country Of North America [Member]
IfrsStatementLineItems [Line Items]
Total	1,750,998	1,671,773	2,018,046
Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Total	70,752	132,219	382,128
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Total	5,281,368	5,013,780	7,662,107
Country Of Others [Member]
IfrsStatementLineItems [Line Items]
Total	57,812		1,066
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	22,340,398	22,078,540	23,957,541
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	21,347,062	23,359,410	20,404,579
Steel [Member]
IfrsStatementLineItems [Line Items]
Total	23,178,678	22,717,486	29,341,011
Cost of sales and services	(21,759,435)	(21,008,013)	(23,256,319)
Gross profit	1,419,243	1,709,473	6,084,692
General and administrative expenses	(1,289,952)	(1,218,767)	(1,314,352)
Other operating (income) expenses, net	(864,103)	(1,065,188)	(777,976)
Operating result before Financial Income and Taxes	(734,812)	(574,482)	3,992,364
Steel [Member] | Country Of North America [Member]
IfrsStatementLineItems [Line Items]
Total	1,750,998	1,671,773	2,018,046
Steel [Member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Total	70,752	132,219	382,128
Steel [Member] | Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Total	4,455,433	4,397,229	6,351,536
Steel [Member] | Country Of Others [Member]
IfrsStatementLineItems [Line Items]
Total			1,066
Steel [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	16,901,495	16,516,265	20,588,235
Steel [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	6,277,183	6,201,221	8,752,776
Mining [Member]
IfrsStatementLineItems [Line Items]
Total	13,092,645	17,135,648	12,525,131
Cost of sales and services	(8,202,297)	(9,931,881)	(7,105,424)
Gross profit	4,890,348	7,203,767	5,419,707
General and administrative expenses	(267,173)	(421,218)	(352,152)
Other operating (income) expenses, net	(10,803)	(974,590)	(449,871)
Operating result before Financial Income and Taxes	4,612,372	5,807,959	4,617,684
Mining [Member] | Country Of Asia [Member]
IfrsStatementLineItems [Line Items]
Total	10,698,348	14,714,924	9,514,509
Mining [Member] | Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Total	825,935	616,551	1,310,571
Mining [Member] | Country Of Others [Member]
IfrsStatementLineItems [Line Items]
Total	57,812
Mining [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	1,510,550	1,804,173	1,700,051
Mining [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	11,582,095	15,331,475	10,825,080
Logistics Port [Member]
IfrsStatementLineItems [Line Items]
Total	352,508	265,949	307,999
Cost of sales and services	(262,061)	(248,938)	(220,491)
Gross profit	90,447	17,011	87,508
General and administrative expenses	(11,336)	(10,558)	(32,976)
Other operating (income) expenses, net	(13,266)	(675)	(14,353)
Operating result before Financial Income and Taxes	65,845	5,778	40,179
Logistics Port [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	352,508	265,949	307,999
Railroads [Member]
IfrsStatementLineItems [Line Items]
Total	2,892,041	2,644,949	2,311,754
Cost of sales and services	(1,674,401)	(1,492,728)	(1,507,028)
Gross profit	1,217,640	1,152,221	804,726
General and administrative expenses	(266,128)	(218,878)	(153,294)
Other operating (income) expenses, net	270,024	10,390	33,927
Operating result before Financial Income and Taxes	1,221,536	943,733	685,359
Railroads [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	2,892,041	2,644,949	2,311,754
Energy [Member]
IfrsStatementLineItems [Line Items]
Total	521,465	545,735	293,035
Cost of sales and services	(419,138)	(441,281)	(287,340)
Gross profit	102,327	104,454	5,695
General and administrative expenses	(48,674)	(57,854)	(43,786)
Other operating (income) expenses, net	(61,065)	188,866	39,376
Operating result before Financial Income and Taxes	(7,412)	235,466	1,285
Energy [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	521,465	545,735	293,035
Cement [Member]
IfrsStatementLineItems [Line Items]
Total	4,766,343	4,510,553	2,819,551
Cost of sales and services	(3,384,409)	(3,644,362)	(1,974,415)
Gross profit	1,381,934	866,191	845,136
General and administrative expenses	(815,797)	(557,585)	(386,230)
Other operating (income) expenses, net	(94,899)	(253,931)	(105,018)
Operating result before Financial Income and Taxes	471,238	54,675	353,888
Cement [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	4,766,343	4,510,553	2,819,551
Corporate Expenses Elimination [Member]
IfrsStatementLineItems [Line Items]
Total	(1,116,220)	(2,382,370)	(3,236,361)
Cost of sales and services	3,711,045	3,292,014	3,297,001
Gross profit	2,594,825	909,644	60,640
General and administrative expenses	(3,610,236)	(2,005,123)	(967,147)
Other operating (income) expenses, net	(791,382)	(542,032)	(1,380,707)
Equity in results of affiliated companies	448,048	351,131	237,917
Operating result before Financial Income and Taxes	(1,358,745)	(1,286,380)	(2,049,297)
Corporate Expenses Elimination [Member] | Country Of Asia [Member]
IfrsStatementLineItems [Line Items]
Total	3,487,784	1,826,714	826,723
Corporate Expenses Elimination [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	(4,604,004)	(4,209,084)	(4,063,084)
Corporate Expenses Elimination [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 3,487,784	R$ 1,826,714	R$ 826,723